Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	GLOBAL X FUNDS
Entity Central Index Key	0001432353
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000205376
Shareholder Report [Line Items]
Fund Name	Global X S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 84, 0); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Covered Call ETF
Trading Symbol	XYLD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X S&P 500® Covered Call ETF (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/xyld/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/xyld/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X S&P 500® Covered Call ETF	$63	0.60%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cboe S&P 500 BuyWrite Index (“Secondary Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is comprised of two parts: (1) all the equity securities in the S&P 500 Index (the "Reference Index") in substantially similar weight as the Reference Index; and (2) short (written) call options on up to 100% of the Reference Index.

For the 12-month period ended October 31, 2025 (the "reporting period"), the Fund increased 10.72%, while the Secondary Index increased 11.48%. The Fund had a net asset value of $40.88 per share on October 31, 2024 and ended the reporting period with a net asset value of $39.88 per share on October 31, 2025.

The Fund delivered positive performance during the reporting period, supported by a constructive U.S. equity environment as major indexes reached new highs. Inflation continued to moderate, helping to stabilize interest rate expectations, while the Federal Reserve’s shift toward a more accommodative policy stance reinforced broader market conditions. For a covered call strategy such as the Fund’s, a relatively calm market environment toward the end of the period limited option premium income, though intermittent volatility related to policy headlines provided selective opportunities. Such strategies can lag during strong equity rallies, as written calls cap upside potential, but they compensate with steady income collection that can cushion weaker markets. Overall, supportive macro policy and index gains helped the equity sleeve while the income overlay balanced the trade‑off from capped participation in surging markets, resulting in a positive overall outcome.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X S&P 500® Covered Call ETFFootnote Reference**	S&P 500 Index (USD) (TR)Footnote Reference*	Cboe S&P 500 BuyWrite Index (USD) (TR)Footnote Reference*Footnote Reference†Footnote Reference‡
Oct/15	$10,000	$10,000	$10,000
Oct/16	$10,334	$10,451	$10,427
Oct/17	$12,085	$12,921	$11,809
Oct/18	$12,686	$13,870	$12,182
Oct/19	$13,751	$15,857	$13,006
Oct/20	$12,731	$17,397	$11,584
Oct/21	$16,635	$24,862	$15,238
Oct/22	$14,852	$21,230	$13,719
Oct/23	$15,811	$23,383	$14,717
Oct/24	$18,613	$32,272	$17,442
Oct/25	$20,609	$39,196	$19,444

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Global X S&P 500® Covered Call ETFFootnote Reference**	10.72%	10.11%	7.50%
S&P 500 Index (USD) (TR)Footnote Reference*	21.45%	17.64%	14.64%
Cboe S&P 500 BuyWrite Index (USD) (TR)Footnote Reference*Footnote Reference†Footnote Reference‡	11.48%	10.91%	6.88%

No Deduction of Taxes [Text Block]	The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 3,056,888,948
Holdings Count | Holding	505
Advisory Fees Paid, Amount	$ 18,318,445
InvestmentCompanyPortfolioTurnover	9.05%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,056,888,948	505	$18,318,445	9.05%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Written Option	-4.0%
Exchange-Traded Fund	0.1%
Materials	1.7%
Real Estate	1.9%
Utilities	2.4%
Energy	2.9%
Consumer Staples	4.9%
Industrials	8.5%
Health Care	9.3%
Communication Services	10.5%
Consumer Discretionary	10.9%
Financials	13.3%
Information Technology	37.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
NVIDIA	8.8%
Apple	7.1%
Microsoft	6.9%
Amazon.com	4.2%
Broadcom	3.1%
Alphabet, Cl A	2.9%
Meta Platforms, Cl A	2.5%
Alphabet, Cl C	2.3%
Tesla	2.3%
Berkshire Hathaway, Cl B	1.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://www.globalxetfs.com/funds/xyld/ or upon request at 1-888-493-8631.

At a meeting held on July 31, 2025, the Board of Trustees of the Fund approved changes to the Fund's 80% investment policy, principal investment strategies and principal risks to enhance the Fund's ability to track its Secondary Index. As of September 30, 2025, the Fund updated its 80% investment policy to state that it invests at least 80% of its total assets in the securities of the Cboe S&P 500 BuyWrite Index (the “Underlying Index”) or in investments that have economic characteristics that are similar to the economic characteristics of the component securities of the Underlying Index, either individually or in the aggregate. In connection with this change, the Fund revised its principal investment strategies to provide that it will use a representative sampling strategy with respect to the Underlying Index to invest in a representative sample of securities (including indirect investments through underlying ETFs) that collectively has an investment profile similar to the Underlying Index in terms of key risk factors, performance attributes and other characteristics.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/xyld/
C000205375
Shareholder Report [Line Items]
Fund Name	Global X NASDAQ 100<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 84, 0); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Covered Call ETF
Trading Symbol	QYLD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X NASDAQ 100® Covered Call ETF (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/qyld/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/qyld/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X NASDAQ 100® Covered Call ETF	$63	0.60%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cboe NASDAQ-100 BuyWrite V2 Index (“Secondary Index”).

The Cboe NASDAQ-100 BuyWrite V2 Index is a benchmark index that measures the performance of a theoretical portfolio that holds a basket of the stocks included in the NASDAQ-100 Index (“Reference Index”), and “writes” (or sells) a succession of one-month at-the-money covered call options on the Reference Index.

For the 12-month period ended October 31, 2025 (the “reporting period”), the Fund increased 10.25%, while the Secondary Index increased 12.15%. The Fund had a net asset value of $17.96 per share on October 31, 2024 and ended the reporting period with a net asset value of $17.43 per share on October 31, 2025.

The Fund recorded positive returns during the reporting period, as premiums generated through its covered call writing strategy complemented gains in U.S. technology benchmarks, driven by continued enthusiasm for artificial intelligence. Periods of easing inflation supported expectations for a more accommodative monetary policy, typically favorable for growth‑oriented technology holdings. However, a brief uptick in inflation in June introduced some volatility, which in turn enhanced the Fund’s option premium collection opportunities. Policy developments also played a role, with the administration’s reciprocal tariff actions announced in April eliciting uncertainty for global supply chains. Closing out the period, the Federal Reserve’s September move to lower its policy rate to a 4.00%-4.25% target range eased financial conditions, which supported a positive sentiment amongst the investment community. Amid this mix of strong but choppy equity growth, the covered-call approach's ability to leverage volatility to pursue option premiums contributed to the Fund's positive result.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X NASDAQ 100® Covered Call ETFFootnote Reference**	S&P 500 Index (USD) (TR)Footnote Reference*	Cboe NASDAQ-100 BuyWrite V2 Index™Footnote Reference†Footnote Reference‡	NASDAQ -100 Index (USD) (TR)Footnote Reference*
Oct/15	$10,000	$10,000	$10,000	$10,000
Oct/16	$10,305	$10,451	$10,428	$10,462
Oct/17	$12,266	$12,921	$12,531	$13,776
Oct/18	$13,178	$13,870	$13,557	$15,522
Oct/19	$14,416	$15,857	$15,124	$18,213
Oct/20	$14,446	$17,397	$15,357	$25,137
Oct/21	$17,898	$24,862	$19,113	$36,306
Oct/22	$14,465	$21,230	$15,508	$26,334
Oct/23	$16,766	$23,383	$18,094	$33,563
Oct/24	$20,409	$32,272	$22,168	$46,716
Oct/25	$22,502	$39,196	$24,862	$61,176

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Global X NASDAQ 100® Covered Call ETFFootnote Reference**	10.25%	9.27%	8.45%
S&P 500 Index (USD) (TR)Footnote Reference*	21.45%	17.64%	14.64%
Cboe NASDAQ-100 BuyWrite V2 Index™Footnote Reference†Footnote Reference‡	12.15%	10.11%	9.54%
NASDAQ -100 Index (USD) (TR)Footnote Reference*	30.95%	19.47%	19.86%

No Deduction of Taxes [Text Block]	The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 8,098,696,155
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 50,143,294
InvestmentCompanyPortfolioTurnover	24.46%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$8,098,696,155	103	$50,143,294	24.46%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Written Option	-5.9%
Real Estate	0.2%
Financials	0.4%
Energy	0.5%
Materials	1.1%
Utilities	1.5%
Industrials	4.0%
Consumer Staples	4.6%
Health Care	4.7%
Consumer Discretionary	13.9%
Communication Services	15.6%
Information Technology	59.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
NVIDIA	10.8%
Apple	8.8%
Microsoft	8.5%
Broadcom	6.3%
Amazon.com	5.7%
Tesla	3.7%
Alphabet, Cl A	3.6%
Alphabet, Cl C	3.4%
Meta Platforms, Cl A	3.1%
Netflix	2.6%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/qyld/
C000210451
Shareholder Report [Line Items]
Fund Name	Global X Russell 2000 Covered Call ETF
Class Name	Global X Russell 2000 Covered Call ETF
Trading Symbol	RYLD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X Russell 2000 Covered Call ETF (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/ryld/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/ryld/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Russell 2000 Covered Call ETF	$59	0.57%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cboe Russell 2000 BuyWrite Index (the “Secondary Index”). The Fund is passively managed and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index measures the performance of a theoretical portfolio that holds a portfolio of stocks included in the Russell 2000 Index (the “Reference Index”), and “writes” (or sells) a succession of one-month at-the-money (“ATM”) covered call options on the Reference Index. The written covered call options on the Reference Index are held until expiration. The Reference Index is an equity benchmark which measures the performance of the small-capitalization sector of the U.S. equity market, as defined by FTSE Russell, the provider of the Reference Index.

For the 12-month period ended October 31, 2025 (the “reporting period”), the Fund increased 8.53%, while the Secondary Index increased 9.48%. The Fund had a net asset value of $16.03 per share on October 31, 2024 and ended the reporting period with a net asset value of $15.42 per share on October 31, 2025.

The Fund delivered positive returns during the reporting period despite a tariff shock in early April that sparked a sharp but temporary risk-off move. This drove implied volatility higher, benefiting the option premiums generated by the Fund's covered call writing strategy. Over the balance of the year, market volatility presented a mixed environment. Small-cap equities fluctuated with shifting interest rate expectations, struggling when yields rose and refinancing concerns resurfaced, but rebounding as investor anticipation for policy easing strengthened later in the year. The Federal Reserve’s stop-start approach to rate cuts kept markets sensitive to policy signals, creating alternating headwinds and tailwinds for both small-cap performance and option-premium generation. Overall, the Fund successfully achieved a net gain over the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X Russell 2000 Covered Call ETF	S&P 500 Index (USD) (TR)Footnote Reference*	Cboe Russell 2000 BuyWrite Index (USD) (TR)Footnote Reference*Footnote Reference†	Russell 2000 Index (USD) (TR)Footnote Reference*
Apr/19	$10,000	$10,000	$10,000	$10,000
Oct/19	$10,599	$10,581	$10,690	$10,041
Oct/20	$9,626	$11,608	$9,807	$10,028
Oct/21	$13,363	$16,590	$13,692	$15,122
Oct/22	$11,735	$14,166	$12,100	$12,318
Oct/23	$10,892	$15,603	$11,263	$11,263
Oct/24	$12,232	$21,534	$12,756	$15,101
Oct/25	$13,274	$26,154	$13,965	$17,277

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Global X Russell 2000 Covered Call ETF	8.53%	6.64%	4.42%
S&P 500 Index (USD) (TR)Footnote Reference*	21.45%	17.64%	15.82%
Cboe Russell 2000 BuyWrite Index (USD) (TR)Footnote Reference*Footnote Reference†	9.48%	7.33%	5.24%
Russell 2000 Index (USD) (TR)Footnote Reference*	14.41%	11.50%	8.71%

No Deduction of Taxes [Text Block]	The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,254,506,115
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 7,705,610
InvestmentCompanyPortfolioTurnover	11.22%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,254,506,115	8	$7,705,610	11.22%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Written Option	-2.9%
Warrant	0.0%
Rights	0.0%
Exchange-Traded Fund	102.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Holding Name	Percentage of Total Net Assets
Global X Russell 2000 ETFFootnote Reference**	102.8%
Inhibrx CVR	0.0%
Novartis CVR	0.0%
Pulse Biosciences	0.0%
Cartesian Therapeutics CVR	0.0%
OmniAb CVR	0.0%
OmniAb CVR	0.0%
Written Option - Russell 2000 Index, $2,450, 11/21/25	-2.9%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/ryld/
C000221195
Shareholder Report [Line Items]
Fund Name	Global X Nasdaq 100<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 84, 0); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Covered Call & Growth ETF
Trading Symbol	QYLG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X Nasdaq 100® Covered Call & Growth ETF (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/qylg/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/qylg/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Nasdaq 100® Covered Call & Growth ETF	$39	0.35%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cboe Nasdaq-100 Half BuyWrite V2 Index (“Secondary Index”). The Fund is passively managed and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is a benchmark index that measures the performance of a theoretical portfolio that owns the stocks included in the NASDAQ-100 Index ("Reference Index"), and “writes” (or sells) corresponding call options on approximately 50% of the value of the portfolio of stocks in the Reference Index.

For the 12-month period ended October 31, 2025 (the “reporting period”), the Fund increased 20.64%, while the Secondary Index increased 21.64%. The Fund had a net asset value of $31.89 per share on October 31, 2024 and ended the reporting period with a net asset value of $30.32 per share on October 31, 2025.

The Fund achieved positive performance during the reporting period, supported by a surge in large U.S. technology and semiconductor stocks fueled by continued investment in artificial intelligence. Expectations for easier monetary policy also contributed meaningfully, as major indexes reached new highs several times throughout 2025. Strong earnings and guidance from leading chipmakers sustained momentum, with top GPU providers reporting continued growth and steady data‑center demand. Macro conditions were also supportive with headline inflation hovering near 2.90% year over year in August while core inflation held around 3.10%, helping to ease concerns about re-acceleration. In September, the Federal Reserve lowered interest rates by 0.25 percentage points to a range of 4.00%–4.25%, providing a tailwind for duration‑sensitive growth stocks. Still, gains were tempered at times, most notably by a March correction in the tech‑heavy index and in August when anxiety over the state of the domestic jobs market was renewed. Policy uncertainty—including tighter U.S. export controls on advanced chips—added bouts of volatility, particularly for semiconductor leaders, but the overall backdrop remained constructive, while the Fund's strategy to source premiums from writing covered calls proved beneficial, as well.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X Nasdaq 100® Covered Call & Growth ETF	S&P 500 Index (USD) (TR)Footnote Reference*	Cboe Nasdaq-100 Half BuyWrite V2 Index (USD) (TR)Footnote Reference*Footnote Reference†	NASDAQ -100 Index (USD) (TR)Footnote Reference*
Sep/20	$10,000	$10,000	$10,000	$10,000
Oct/20	$10,040	$9,865	$10,036	$10,112
Oct/21	$13,395	$14,099	$13,485	$14,604
Oct/22	$10,238	$12,039	$10,362	$10,593
Oct/23	$12,431	$13,260	$12,665	$13,501
Oct/24	$16,180	$18,301	$16,571	$18,792
Oct/25	$19,519	$22,227	$20,158	$24,608

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Global X Nasdaq 100® Covered Call & Growth ETF	20.64%	14.22%	13.95%
S&P 500 Index (USD) (TR)Footnote Reference*	21.45%	17.64%	16.88%
Cboe Nasdaq-100 Half BuyWrite V2 Index (USD) (TR)Footnote Reference*Footnote Reference†	21.64%	14.97%	14.67%
NASDAQ -100 Index (USD) (TR)Footnote Reference*	30.95%	19.47%	19.23%

No Deduction of Taxes [Text Block]	The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 123,390,041
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 366,622
InvestmentCompanyPortfolioTurnover	14.80%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$123,390,041	103	$366,622	14.80%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Written Option	-2.8%
Real Estate	0.1%
Financials	0.3%
Energy	0.5%
Materials	1.1%
Utilities	1.5%
Industrials	3.9%
Consumer Staples	4.5%
Health Care	4.5%
Consumer Discretionary	13.6%
Communication Services	15.2%
Information Technology	57.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
NVIDIA	10.5%
Apple	8.6%
Microsoft	8.2%
Broadcom	6.1%
Amazon.com	5.6%
Tesla	3.6%
Alphabet, Cl A	3.5%
Alphabet, Cl C	3.3%
Meta Platforms, Cl A	3.0%
Netflix	2.5%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/qylg/
C000221194
Shareholder Report [Line Items]
Fund Name	Global X S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 84, 0); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Covered Call & Growth ETF
Trading Symbol	XYLG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X S&P 500® Covered Call & Growth ETF (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/xylg/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/xylg/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X S&P 500® Covered Call & Growth ETF	$38	0.35%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cboe S&P 500 Half BuyWrite Index (“Secondary Index”). The Fund is passively managed and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is a benchmark index that measures the performance of a theoretical portfolio that owns the portfolio of stocks included in the S&P 500 Index ("Reference Index"), and “writes” (or sells) corresponding call options on approximately 50% of the value of the portfolio of stocks in the Reference Index.

For the 12-month period ended October 31, 2025 (the “reporting period”), the Fund increased 16.08%, while the Secondary Index increased 16.60%. The Fund had a net asset value of $31.71 per share on October 31, 2024 and ended the reporting period with a net asset value of $29.35 per share on October 31, 2025.

The Fund posted positive returns during the reporting period, supported by favorable conditions for U.S. equities and option income strategies. Resilient earnings from large technology and consumer platforms helped lift the market, benefiting the portfolio’s growth exposure. Periods of heightened volatility kept call premiums attractive, generating income that helped cushion pullbacks and smooth returns. Shifting expectations for Federal Reserve policy and inflation produced alternating rallies and pauses. The Fund’s call overlay mitigated weakness during risk-off periods while allowing for partial participation in market advances. Strong demand tied to AI and cloud spending underpinned index leaders, aiding performance even as the overlay capped some upside during the strongest surges. Overall, a combination of solid mega-cap earnings, evolving rate expectations, and steady option premium income resulted in the Fund finishing positive for the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X S&P 500® Covered Call & Growth ETF	S&P 500 Index (USD) (TR)Footnote Reference*	Cboe S&P 500 Half BuyWrite Index (USD) (TR)Footnote Reference*Footnote Reference†
Sep/20	$10,000	$10,000	$10,000
Oct/20	$9,840	$9,865	$9,805
Oct/21	$13,297	$14,099	$13,458
Oct/22	$11,618	$12,039	$11,816
Oct/23	$12,549	$13,260	$12,855
Oct/24	$15,995	$18,301	$16,465
Oct/25	$18,568	$22,227	$19,198

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Global X S&P 500® Covered Call & Growth ETF	16.08%	13.54%	12.85%
S&P 500 Index (USD) (TR)Footnote Reference*	21.45%	17.64%	16.88%
Cboe S&P 500 Half BuyWrite Index (USD) (TR)Footnote Reference*Footnote Reference†	16.60%	14.38%	13.58%

No Deduction of Taxes [Text Block]	The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 54,876,408
Holdings Count | Holding	504
Advisory Fees Paid, Amount	$ 196,268
InvestmentCompanyPortfolioTurnover	5.37%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$54,876,408	504	$196,268	5.37%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Written Option	-2.0%
Materials	1.7%
Real Estate	1.9%
Utilities	2.4%
Energy	2.8%
Consumer Staples	4.7%
Industrials	8.3%
Health Care	9.1%
Communication Services	10.3%
Consumer Discretionary	10.7%
Financials	13.1%
Information Technology	36.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
NVIDIA	8.6%
Apple	7.0%
Microsoft	6.7%
Amazon.com	4.1%
Broadcom	3.0%
Alphabet, Cl A	2.9%
Meta Platforms, Cl A	2.5%
Alphabet, Cl C	2.3%
Tesla	2.2%
Berkshire Hathaway, Cl B	1.5%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/xylg/
C000228848
Shareholder Report [Line Items]
Fund Name	Global X NASDAQ 100<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 84, 0); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Risk Managed Income ETF
Trading Symbol	QRMI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X NASDAQ 100® Risk Managed Income ETF (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/qrmi/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/qrmi/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X NASDAQ 100® Risk Managed Income ETF	$62	0.60%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the NASDAQ-100 Monthly Net Credit Collar 95-100 Index (“Secondary Index”). The Fund is passively managed and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index measures the performance of a risk managed income strategy that holds the underlying stocks of the NASDAQ-100 Index ("Reference Index") and applies an options collar strategy consisting of a mix of short (sold) call options and long (purchased) put options on the Reference Index. The Secondary Index specifically reflects the performance of the component securities of the Reference Index, combined with a long position in a 5% out-of-the-money (“OTM”) put option and a short position in an at-the-money (“ATM”) call option, each corresponding to the value of the portfolio of stocks in the Reference Index. The options collar seeks to generate a net-credit, meaning that the premium received from the sale of the call options will be greater than the premium paid when buying the put options.

For the 12-month period ended October 31, 2025 (the “reporting period”), the Fund increased 7.57%, while the Secondary Index increased 8.67%. The Fund had a net asset value of $16.89 per share on October 31, 2024 and ended the reporting period with a net asset value of $16.10 per share on October 31, 2025.

The Fund recorded positive returns during the reporting period, driven by option premiums generated from its net-credit collar strategy. Meanwhile, resilient earnings across mega-cap technology names and continued enthusiasm for AI-related spending buoyed the value of its underlying stock constituency. A September policy shift by the Federal Reserve, which lowered interest rates by 0.25 percentage points, eased financial conditions and supported growth-sensitive sectors. Tech-heavy indices also notched multiple record closes during mid-2025 as chip stocks rallied on AI momentum. At the same time, inflation remained manageable, tempering fears of a renewed price surge. Supportive earnings and a modestly easier policy stance outweighed intermittent macro noise, but market volatility intermittently provided a boost to the value of option premiums that the fund would collect. The Fund ended the year in positive territory, supported by the combination of strong U.S. equity performance and option premium collection.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X NASDAQ 100® Risk Managed Income ETF	S&P 500 Index (USD) (TR)Footnote Reference*	NASDAQ-100 Monthly Net Credit Collar 95-100 Index (USD) (TR)Footnote Reference*Footnote Reference†	NASDAQ -100 Index (USD) (TR)Footnote Reference*
Aug/21	$10,000	$10,000	$10,000	$10,000
Oct/21	$9,931	$10,266	$9,889	$10,323
Oct/22	$8,219	$8,766	$8,196	$7,488
Oct/23	$8,500	$9,655	$8,491	$9,543
Oct/24	$9,731	$13,325	$9,821	$13,282
Oct/25	$10,467	$16,184	$10,673	$17,394

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
Global X NASDAQ 100® Risk Managed Income ETF	7.57%	1.10%
S&P 500 Index (USD) (TR)Footnote Reference*	21.45%	12.19%
NASDAQ-100 Monthly Net Credit Collar 95-100 Index (USD) (TR)Footnote Reference*Footnote Reference†	8.67%	1.57%
NASDAQ -100 Index (USD) (TR)Footnote Reference*	30.95%	14.14%

No Deduction of Taxes [Text Block]	The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 17,231,360
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 109,019
InvestmentCompanyPortfolioTurnover	18.43%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$17,231,360	106	$109,019	18.43%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Written Options	-5.9%
Real Estate	0.2%
Purchased Options	0.2%
Financials	0.3%
Energy	0.5%
Materials	1.1%
Utilities	1.5%
Industrials	4.1%
Consumer Staples	4.6%
Health Care	4.6%
Consumer Discretionary	13.9%
Communication Services	15.6%
Information Technology	59.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
NVIDIA	10.8%
Apple	8.8%
Microsoft	8.5%
Broadcom	6.3%
Amazon.com	5.7%
Tesla	3.7%
Alphabet, Cl A	3.6%
Alphabet, Cl C	3.4%
Meta Platforms, Cl A	3.1%
Netflix	2.6%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/qrmi/
C000228854
Shareholder Report [Line Items]
Fund Name	Global X S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 84, 0); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Risk Managed Income ETF
Trading Symbol	XRMI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X S&P 500® Risk Managed Income ETF (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/xrmi/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/xrmi/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X S&P 500® Risk Managed Income ETF	$62	0.60%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cboe S&P 500 Risk Managed Income Index (“Secondary Index”).

The Secondary Index measures the performance of a risk managed income strategy that holds the underlying stocks of the S&P 500 Index ("Reference Index") and applies an options collar strategy which is a mix of short (sold) call options and long (purchased) put options on the Reference Index. The Secondary Index specifically reflects the performance of the component securities of the Reference Index, combined with a long position in the 5% out-of-the-money (“OTM”) put options and a short position in at-the-money (“ATM”) call options, each corresponding to the value of the portfolio of stocks in the Reference Index. The options collar seeks to generate a net-credit, meaning that the premium received from the sale of the call options will be greater than the premium paid when buying the put options.

For the 12-month period ended October 31, 2025 (the “reporting period”), the Fund increased 7.06%, while the Secondary Index increased 7.74%. The Fund had a net asset value of $18.78 per share on October 31, 2024 and ended the reporting period with a net asset value of $17.80 per share on October 31, 2025.

The Fund delivered positive returns during the reporting period, supported by a combination of equity exposure and an options-based income overlay. Periods of elevated market volatility supported option premium generation, providing meaningful income that helped cushion equity pullbacks. Strength in U.S. large-cap technology and communication services stocks also contributed to overall results, even as higher interest rates occasionally weighed on more rate-sensitive segments. Shifting expectations for Federal Reserve policy and uneven inflation data drove alternating rallies and dips, an environment in which an income-focused, risk-managed approach proved relatively resilient. Taken together, these dynamics produced a constructive total result for the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X S&P 500® Risk Managed Income ETF	S&P 500 Index (USD) (TR)Footnote Reference*	Cboe S&P 500 Risk Managed Income Index (USD) (TR)Footnote Reference*Footnote Reference†
Aug/21	$10,000	$10,000	$10,000
Oct/21	$10,160	$10,266	$10,182
Oct/22	$8,901	$8,766	$8,939
Oct/23	$8,847	$9,655	$8,954
Oct/24	$10,095	$13,325	$10,291
Oct/25	$10,807	$16,184	$11,088

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
Global X S&P 500® Risk Managed Income ETF	7.06%	1.87%
S&P 500 Index (USD) (TR)Footnote Reference*	21.45%	12.19%
Cboe S&P 500 Risk Managed Income Index (USD) (TR)Footnote Reference*Footnote Reference†	7.74%	2.50%

No Deduction of Taxes [Text Block]	The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 43,427,196
Holdings Count | Holding	507
Advisory Fees Paid, Amount	$ 267,199
InvestmentCompanyPortfolioTurnover	9.81%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$43,427,196	507	$267,199	9.81%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Written Options	-4.0%
Purchased Options	0.1%
Materials	1.7%
Real Estate	1.9%
Utilities	2.4%
Energy	2.9%
Consumer Staples	4.9%
Industrials	8.4%
Health Care	9.3%
Communication Services	10.5%
Consumer Discretionary	10.9%
Financials	13.3%
Information Technology	37.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
NVIDIA	8.8%
Apple	7.1%
Microsoft	6.9%
Amazon.com	4.2%
Broadcom	3.1%
Alphabet, Cl A	2.9%
Meta Platforms, Cl A	2.5%
Alphabet, Cl C	2.3%
Tesla	2.3%
Berkshire Hathaway, Cl B	1.6%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/xrmi/
C000234113
Shareholder Report [Line Items]
Fund Name	Global X Dow 30<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 84, 0); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Covered Call ETF
Trading Symbol	DJIA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X Dow 30® Covered Call ETF (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/djia/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/djia/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Dow 30® Covered Call ETF	$64	0.60%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the DJIA Cboe BuyWrite v2 Index ("Secondary Index").

The Secondary Index measures the performance of a covered call strategy that holds a theoretical portfolio of the underlying stocks of the DJIA Index (the “Reference Index”) and “writes” (or sells) a succession of one-month at-the-money (“ATM”) covered call options on the Reference Index.

For the 12-month period ended October 31, 2025 (the “reporting period”), the Fund increased 12.45%, while the Secondary Index increased 13.25%. The Fund had a net asset value of $22.23 per share on October 31, 2024 and ended the reporting period with a net asset value of $22.05 per share on October 31, 2025.

The Fund's performance was positive during the reporting period, supported by option premiums that helped cushion downside during instances of intermittent market swings. Shifting expectations around U.S. inflation and Federal Reserve policy created bouts of rate-driven volatility. However, when inflation appeared to stabilize and growth held up, cyclical holdings tended to remain steady. This helped counterbalance periods of rising yields that tightened financial conditions and dampened investor sentiment. Large-cap earnings were generally resilient across several economically sensitive industries, aiding results, despite the Fund's covered call overlay curtailing upside participation during sharp market rallies. Macro headlines around fiscal negotiations, geopolitics, and supply chain normalization spurred rotations between defensive and cyclical holdings, but option premiums provided a consistent contribution to total returns when prices softened. Overall, income generation combined with supportive pockets of corporate results outweighed intermittent pressure from rate volatility and headline risk, producing positive results during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X Dow 30® Covered Call ETF	S&P 500 Index (USD) (TR)Footnote Reference*	DJIA Index (USD) (TR)Footnote Reference*	DJIA CBOE BuyWrite v2 Index (USD) (TR)Footnote Reference*
Feb/22	$10,000	$10,000	$10,000	$10,000
Oct/22	$9,723	$9,264	$10,018	$9,802
Oct/23	$10,044	$10,203	$10,335	$10,220
Oct/24	$11,436	$14,082	$13,317	$11,731
Oct/25	$12,859	$17,103	$15,426	$13,286

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
Global X Dow 30® Covered Call ETF	12.45%	7.06%
S&P 500 Index (USD) (TR)Footnote Reference*	21.45%	15.67%
DJIA Index (USD) (TR)Footnote Reference*	15.84%	12.47%
DJIA CBOE BuyWrite v2 Index (USD) (TR)Footnote Reference*	13.25%	8.01%

No Deduction of Taxes [Text Block]	The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 133,603,392
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 739,030
InvestmentCompanyPortfolioTurnover	13.50%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$133,603,392	32	$739,030	13.50%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Written Option	-4.0%
Communication Services	2.0%
Energy	2.1%
Consumer Staples	4.3%
Materials	4.8%
Health Care	12.3%
Consumer Discretionary	13.2%
Industrials	15.4%
Information Technology	21.9%
Financials	27.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Goldman Sachs Group	10.6%
Caterpillar	7.7%
Microsoft	7.0%
Home Depot	5.1%
American Express	4.8%
Sherwin-Williams	4.6%
UnitedHealth Group	4.6%
Visa, Cl A	4.6%
JPMorgan Chase	4.2%
International Business Machines	4.1%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/djia/
C000238169
Shareholder Report [Line Items]
Fund Name	Global X Russell 2000 Covered Call & Growth ETF
Class Name	Global X Russell 2000 Covered Call & Growth ETF
Trading Symbol	RYLG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X Russell 2000 Covered Call & Growth ETF (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/rylg/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/rylg/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Russell 2000 Covered Call & Growth ETF	$37	0.35%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cboe Russell 2000 Half BuyWrite Index (“Secondary Index”). The Fund is passively managed and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index measures the performance of a covered call strategy that holds a theoretical portfolio of the underlying stocks of the Russell 2000 Index (“Reference Index”) and “writes” (or sells) a succession of one-month at-the-money covered call options on the Reference Index. The written covered call options on the Reference Index correspond to approximately 50% of the value of the portfolio of stocks in the Reference Index.

For the 12-month period ended October 31, 2025 (the “reporting period”), the Fund increased 11.44%, while the Secondary Index increased 12.17%. The Fund had a net asset value of $25.65 per share on October 31, 2024 and ended the reporting period with a net asset value of $22.96 on October 31, 2025.

During the reporting period the Fund posted positive returns. Shifting expectations for Federal Reserve policy and periods of easing inflation supported sentiment toward smaller U.S. companies. However, concerns that interest rates might remain higher for longer, along with tighter financial conditions created intermittent headwinds. The Fund's covered call overlay helped mitigate these challenges by generating option premiums that cushioned pullbacks. Periods of elevated market volatility likely enhanced premium income, providing support even when prices were uneven. Intermittent improvements in domestic growth indicators and earnings breadth among smaller firms contributed to advances, though occasional risk-off moves limited upside. Together, the combination of income from call writing and selective growth exposure produced a net positive outcome despite a choppy market backdrop.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X Russell 2000 Covered Call & Growth ETF	S&P 500 Index (USD) (TR)Footnote Reference*	Cboe Russell 2000 Half BuyWrite Index (USD) (TR)Footnote Reference*Footnote Reference†	Russell 2000 Index (USD) (TR)Footnote Reference*
Oct/22	$10,000	$10,000	$10,000	$10,000
Oct/22	$10,314	$10,223	$10,298	$10,406
Oct/23	$9,473	$11,260	$9,509	$9,515
Oct/24	$11,663	$15,541	$11,759	$12,757
Oct/25	$12,998	$18,875	$13,191	$14,596

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
Global X Russell 2000 Covered Call & Growth ETF	11.44%	8.90%
S&P 500 Index (USD) (TR)Footnote Reference*	21.45%	22.93%
Cboe Russell 2000 Half BuyWrite Index (USD) (TR)Footnote Reference*Footnote Reference†	12.17%	9.42%
Russell 2000 Index (USD) (TR)Footnote Reference*	14.41%	13.08%

No Deduction of Taxes [Text Block]	The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 8,036,835
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 25,441
InvestmentCompanyPortfolioTurnover	5.24%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$8,036,835	3	$25,441	5.24%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Written Options	-1.5%
Exchange-Traded Fund	101.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Holding Name	Percentage of Total Net Assets
Global X Russell 2000 ETFFootnote Reference**	101.4%
Written Option - Cboe Mini-Russell 2000 Index, $248, 11/21/25	0.0%
Written Option - Russell 2000 Index, $2,450, 11/21/25	-1.4%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/rylg/
C000234112
Shareholder Report [Line Items]
Fund Name	Global X Information Technology Covered Call & Growth ETF
Class Name	Global X Information Technology Covered Call & Growth ETF
Trading Symbol	TYLG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X Information Technology Covered Call & Growth ETF (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/tylg/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/tylg/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Information Technology Covered Call & Growth ETF	$63	0.56%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cboe S&P Technology Select Sector Half BuyWrite Index. (“Secondary Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index measures the performance of a partially covered call strategy that holds a theoretical portfolio of the underlying securities of the Information Technology Select Sector Index (“Reference Index”). The Secondary Index “writes” (or sells) a succession of one-month at-the- money covered call options on the Information Technology Select Sector SPDR® Fund, or such other fund that seeks to track the performance of the Reference Index, as determined by Cboe. The call options correspond to approximately 50% of the value of the securities in the Reference Index, creating a partially covered call strategy.

For the 12-month period ended October 31, 2025 (the “reporting period”), the Fund increased 24.83%, while the Secondary Index increased 25.91%. The Fund had a net asset value of $32.36 per share on October 31, 2024 and ended the reporting period with a net asset value of $37.24 on October 31, 2025.

The Fund recorded positive returns during the reporting period, aided by continued strength in U.S. technology leaders tied to artificial intelligence demand and data center spending. Its partial covered call writing strategy also contributed to total returns, generating option premiums throughout the year that were periodically enhanced by bouts of market volatility. Strong earnings and product cycles from AI beneficiaries further supported sentiment, though intermittent pullbacks occurred when broader economic uncertainty tempered investor confidence in the near-term delivery of AI-related growth expectations. A quarter-point Federal Reserve rate cut in September to a 4.00%–4.25% target range reduced discount-rate pressures on long-duration growth shares, providing an additional tailwind into quarter-end. Policy developments around U.S. controls on advanced AI chip exports created a mixed backdrop for semiconductors, but investors largely viewed the measures as reinforcing domestic leadership while limiting certain overseas risks.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X Information Technology Covered Call & Growth ETF	S&P 500 Index (USD) (TR)Footnote Reference*	Cboe S&P Technology Select Sector Half BuyWrite Index (USD) (TR)Footnote Reference*Footnote Reference†	Information Technology Select Sector Index (USD) (TR)Footnote Reference*
Nov/22	$10,000	$10,000	$10,000	$10,000
Oct/23	$12,327	$10,780	$12,397	$12,684
Oct/24	$15,776	$14,878	$16,039	$17,337
Oct/25	$19,693	$18,070	$20,195	$23,608

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
Global X Information Technology Covered Call & Growth ETF	24.83%	25.87%
S&P 500 Index (USD) (TR)Footnote Reference*	21.45%	22.25%
Cboe S&P Technology Select Sector Half BuyWrite Index (USD) (TR)Footnote Reference*Footnote Reference†	25.91%	26.95%
Information Technology Select Sector Index (USD) (TR)Footnote Reference*	36.17%	33.86%

No Deduction of Taxes [Text Block]	The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 11,170,504
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 57,898
InvestmentCompanyPortfolioTurnover	4.30%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$11,170,504	70	$57,898	4.30%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Written Option	-3.2%
Information Technology	49.1%
Exchange-Traded Fund	54.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Technology Select Sector SPDR Fund	54.0%
NVIDIA	7.4%
Apple	6.0%
Microsoft	5.8%
Broadcom	2.6%
Palantir Technologies, Cl A	1.9%
Advanced Micro Devices	1.7%
Oracle	1.6%
Cisco Systems	1.2%
International Business Machines	1.2%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/tylg/
C000243329
Shareholder Report [Line Items]
Fund Name	Global X Dow 30<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 84, 0); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Covered Call & Growth ETF
Trading Symbol	DYLG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X Dow 30® Covered Call & Growth ETF (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/dylg/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/dylg/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Dow 30® Covered Call & Growth ETF	$37	0.35%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cboe DJIA Half BuyWrite Index (“Secondary Index”).

The Secondary Index measures the performance of a partially covered call strategy that holds a theoretical portfolio of the underlying stocks of the DJIA Index (“Reference Index”) and “writes” (or sells) a succession of one-month at-the-money covered call options on the same. The call options correspond to approximately 50% of the value of the securities in the Reference Index, thereby creating a partially covered call strategy.

For the 12-month period ended October 31, 2025 (the “reporting period”), the Fund increased 14.07%, while the Secondary Index increased 14.57%. The Fund had a net asset value of $28.36 per share on October 31, 2024 and ended the reporting period with a net asset value of $27.51 on October 31, 2025.

During the reporting period the Fund's performance was positive, supported by income from covered call premiums and dividends across blue‑chip holdings. Shifts in United States interest‑rate expectations and periods of equity volatility contributed to option premium income, adding to the Fund’s returns. Resilient earnings from large companies in the industrials, health care, and select technology sectors helped offset softness in more rate‑sensitive segments. Intermittent pullbacks in cyclicals limited upside at times, but the mix of defensive dividend payers and premium income helped sustain gains over the reporting period. Overall, the strategy benefited when markets traded sideways‑to‑up with elevated volatility, though the Fund still participated to a lesser extent, during stronger equity rallies due to the call overlay.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X Dow 30® Covered Call & Growth ETF	S&P 500 Index (USD) (TR)Footnote Reference*	Cboe DJIA Half BuyWrite Index (USD) (TR)Footnote Reference*Footnote Reference†	DJIA Index (USD) (TR)Footnote Reference*
Jul/23	$10,000	$10,000	$10,000	$10,000
Oct/23	$9,465	$9,220	$9,469	$9,377
Oct/24	$11,464	$12,725	$11,484	$12,082
Oct/25	$13,078	$15,454	$13,158	$13,997

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
Global X Dow 30® Covered Call & Growth ETF	14.07%	12.54%
S&P 500 Index (USD) (TR)Footnote Reference*	21.45%	21.13%
Cboe DJIA Half BuyWrite Index (USD) (TR)Footnote Reference*Footnote Reference†	14.57%	12.84%
DJIA Index (USD) (TR)Footnote Reference*	15.84%	15.96%

No Deduction of Taxes [Text Block]	The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 4,126,235
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 8,463
InvestmentCompanyPortfolioTurnover	11.74%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$4,126,235	32	$8,463	11.74%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Written Option	-1.9%
Communication Services	2.0%
Energy	2.1%
Consumer Staples	4.2%
Materials	4.7%
Health Care	12.0%
Consumer Discretionary	13.0%
Industrials	15.1%
Information Technology	21.5%
Financials	27.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Goldman Sachs Group	10.4%
Caterpillar	7.6%
Microsoft	6.8%
Home Depot	5.0%
American Express	4.7%
Sherwin-Williams	4.5%
UnitedHealth Group	4.5%
Visa, Cl A	4.5%
JPMorgan Chase	4.1%
International Business Machines	4.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/dylg/
C000249082
Shareholder Report [Line Items]
Fund Name	Global X MLP & Energy Infrastructure Covered Call ETF
Class Name	Global X MLP & Energy Infrastructure Covered Call ETF
Trading Symbol	MLPD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X MLP & Energy Infrastructure Covered Call ETF (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/mlpd/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/mlpd/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X MLP & Energy Infrastructure Covered Call ETF	$62	0.60%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cboe MLPX ATM BuyWrite Index ("Secondary Index"). The Fund is passively managed, and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index measures the performance of a theoretical portfolio that takes a long position in the Global X MLP & Energy Infrastructure ETF (Ticker: MLPX) (“Reference Fund”), an affiliate of the Fund, and “writes” (or sells) a succession of at-the-money (“ATM”) call options with monthly expirations on the Reference Fund. The covered call options on the Reference Fund are held until the day prior to expiration and are liquidated at a theoretical price, as defined by Cboe, the provider of the Secondary Index. The Reference Fund seeks to track the performance of the underlying Energy Infrastructure sector.

For the 12-month period ended October 31, 2025 (the “reporting period”), the Fund increased 7.92%, while the Secondary Index increased 2.42% . The Fund had a net asset value of $25.50 per share on October 31, 2024, and ended the reporting period with a net asset value of $24.50 on October 31, 2025.

Performance over the reporting period was positive, supported by a backdrop where needs for pipelines and storage remained resilient. Decisions by OPEC plus to adjust supply, including steps to unwind earlier cuts, at times weighed on crude benchmarks. Even as periods of softer price expectations emerged, the fee-based nature of energy infrastructure helped cushion volatility and kept cash generation steady. The resumption of federal liquefied natural gas (LNG) permitting and progress on new Gulf Coast projects reinforced long run demand for gathering, compression, and export infrastructure. Natural Gas Liquids (NGL) dynamics also provided support as China eased barriers to U.S. ethane, encouraging steady flows from Gulf Coast terminals and healthy utilization of fractionation and dock capacity. Taken together, these large-scale forces favored income-oriented energy infrastructure holdings and underpinned the Fund’s positive performance, even as periodic commodity price volatility helped enhance options premiums.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X MLP & Energy Infrastructure Covered Call ETF	S&P 500 Index (USD) (TR)Footnote Reference*	Cboe MLPX ATM BuyWrite Index (USD) (TR)Footnote Reference*Footnote Reference†
May/24	$10,000	$10,000	$10,000
May/24	$10,062	$10,187	$9,950
Jun/24	$10,201	$10,552	$10,102
Jul/24	$10,354	$10,681	$10,243
Aug/24	$10,528	$10,940	$10,339
Sep/24	$10,625	$11,173	$10,352
Oct/24	$10,709	$11,072	$10,337
Nov/24	$11,084	$11,722	$10,649
Dec/24	$10,982	$11,443	$10,601
Jan/25	$10,680	$11,761	$10,302
Feb/25	$10,924	$11,608	$10,530
Mar/25	$11,051	$10,954	$10,631
Apr/25	$10,739	$10,880	$10,227
May/25	$11,027	$11,564	$10,476
Jun/25	$11,402	$12,152	$10,661
Jul/25	$11,649	$12,425	$10,745
Aug/25	$11,851	$12,677	$10,902
Sep/25	$12,083	$13,140	$11,067
Oct/25	$11,557	$13,447	$10,588

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
Global X MLP & Energy Infrastructure Covered Call ETF	7.92%	10.24%
S&P 500 Index (USD) (TR)Footnote Reference*	21.45%	22.08%
Cboe MLPX ATM BuyWrite Index (USD) (TR)Footnote Reference*Footnote Reference†	2.42%	3.92%

No Deduction of Taxes [Text Block]	The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 11,027,195
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 61,675
InvestmentCompanyPortfolioTurnover	15.69%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$11,027,195	2	$61,675	15.69%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Written Option	-1.2%
Exchange-Traded Fund	101.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Holding Name	Percentage of Total Net Assets
Global X MLP & Energy Infrastructure ETFFootnote Reference**	101.1%
Written Option - Global X MLP & Energy Infrastructure ETF, $59, 11/21/25	-1.2%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/mlpd/